Related-Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Feb. 23, 2022	Oct. 20, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock, issued and sold	3,880,000
Common stock issued price per share	$ 1.41	$ 4			$ 4
Follow-on Public Offering [Member]
Related Party Transaction [Line Items]
Common stock, issued and sold	3,880,000	3,750,000
Common stock issued price per share	$ 1.41
Cellectis [Member]
Related Party Transaction [Line Items]
Minimum net worth required			$ 300.0	$ 300.0
Common stock, issued and sold					1,250,000
Cellectis [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Threshold percentage of ownership in outstanding common stock to enact indemnification agreement			50.00%	50.00%
Cellectis [Member] | Follow-on Public Offering [Member]
Related Party Transaction [Line Items]
Common stock, issued and sold		1,250,000
Management Fees [Member] | Cellectis [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party						$ 1.3